Exhibit 99.1

Items 4 and 5

Certification of Services Performed

August 6, 2026

Reference is made to that certain proposed Loan Agreement (the “Loan Agreement”), by and among ALTO Asset Company 1, LLC, and ALTO Asset Company 4, LLC, each a Delaware limited liability company (together, “Borrower”), and MORGAN STANLEY MORTGAGE CAPITAL HOLDINGS, LLC, a New York limited liability company (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (f/k/a Green River Capital, LLC) (“RREM”) has completed the services ordered by Client under the Evaluation Services Agreement, dated as of August 6, 2026, by and between RREM and Client and acknowledged and agreed to by Borrower, in connection with the borrowing of the Loan for the Properties contained in the data tape entitled “AMSR 2026-SFR2 - Tape as of 5.31.2026 – Final.xlsx” (the “2026-SFR2 data tape”). Furthermore;

1.	RREM has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable Tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the 2026-SFR2 data tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 leases are correctly reported in the 2026-SFR2 data tape.

2.	RREM has reviewed the values in the 2026-SFR2 data tape that are used in the calculations and reporting to the price estimate obtained on BPOs provided by a third-party and determined that the valuations are accurately reported.

3.	RREM has reviewed (a) the addresses on the 2026-SFR2 data tape and determined that they match the addresses that appear on the Broker Price Opinions and (b) the county designation for each Property in the 2026-SFR2 data tape and determined each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.	RREM has reviewed the 2026-SFR2 data tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (collectively, “HOA”) and has determined, based on its review of the title work, the 2026-SFR2 data tape and that certain HOA discrepancy review report dated on or about the date hereof executed by BCHH, Inc., that the Properties identified in the 2026-SFR2 data tape as not being subject to an HOA are accurately identified.

5.	RREM has reviewed the 2026-SFR2 data tape, provided by Borrower, which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums on the 2026-SFR2 data tape are accurate.

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IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

Radian Real Estate Management LLC (f/k/a Green River Capital, LLC)

By:	/s/Tim Reilly
Name: Tim Reilly
Title: EVP

[AMSR 2026-SFR2 - RREM DILIGENCE CERTIFICATE]